Acquisition and Disposal - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Cash and cash equivalents and restricted cash	¥ 601,925
Short term investments	928,270
Accounts receivable and contract assets	1,350,421
Other receivables and current assets	231,853
Property, plant, and equipment, net	91,659
Intangible asset (Note 2(h) and Note 10)	468,832
Deferred tax assets	40,735
Other non-current assets	235,752
Right of use asset	136,056
Total assets acquired	4,085,503
Liabilities Assumed
Short-term loan	164,300
Accounts payables and accrued commissions	806,770
Other payable and accrued expenses	183,187
Accrued payroll	93,697
Income tax payable	100,260
Operating lease liabilities	128,475
Deferred tax liabilities	251,780
Other liabilities	82,686
Total liabilities assumed	1,811,155
Total identifiable net assets acquired	2,274,348
Less: Non-controlling interest of certain subsidiaries of AIFU	(266,255)
Goodwill	669,519
Software [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(h) and Note 10)	91,178
Non-compete agreements [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(h) and Note 10)	8,175
Agent resources [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(h) and Note 10)	137,944
Insurance broker licenses [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(h) and Note 10)	89,071
Trade names [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(h) and Note 10)	¥ 142,464